Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000163318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000132967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
Without Sales Load [Member] | C000163318
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%	16.34%	10.54%
Without Sales Load [Member] | C000132967
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%	16.12%	11.15%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent	17.51%	15.78%	14.83%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent	17.51%	15.78%	14.83%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent	10.64%	15.24%	11.79%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent	10.64%	15.24%	11.79%